1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 4, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 171 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 171 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 171 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason ClearBridge Mid Cap Growth Fund (the “New Fund”). The New Fund will primarily invest in the equity securities of medium capitalization companies. The New Fund may invest to a lesser extent in equity securities of companies that are not considered to be medium capitalization companies. The New Fund also may invest in the securities of foreign issuers and may invest its net assets in debt securities, including debt securities of foreign issuers. The New Fund will follow a more focused investment strategy than that employed by some diversified mutual funds, and it anticipates that it normally will invest in a portfolio of 20 to 50 stocks.

The New Fund’s subadviser, ClearBridge Advisors, LLC, since January 2008 has managed an investment strategy (the “Strategy”), for an institutional account in which an investment vehicle managed by the subadviser invests. The investment vehicle is offered to certain retirement plans available to employees of affiliates of the fund’s manager, Legg Mason Partners Fund Advisor, LLC. The Strategy employs investment strategies substantially identical to those of the New Fund, and the Strategy and the New Fund will have substantially the same portfolio holdings. The New Fund’s prospectus, in a section titled “Prior performance of similarly managed strategy,” includes information on the historical performance of the Strategy in accordance with previous Staff guidance.

Since the New Fund will offer its Class A, C, FI, R, R1, I and IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s statement of additional information entitled “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege,” “Valuation of Shares,” “The Trust,” and “Taxes” are identical or nearly identical to those sections in the Prospectuses and Statements of Additional Information of other series of the Trust that have been reviewed by the Staff in 2010. In addition, much of the risk disclosure in the New Fund’s prospectus in the sections “Certain risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the New Fund’s statement of additional information in the “Investment Practices and Risk Factors” section is similar to the risk disclosure provided for other series of the Trust and has been reviewed by the Staff. For example, the

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in alliance with Dickson Minto W.S., London and Edinburgh

June 4, 2010

amendment filed to the Trust’s registration statement on behalf of the Legg Mason ClearBridge Small Cap Growth Fund on February 23, 2010 contains similar disclosure. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Harris Goldblat, Legg Mason & Co., LLC
Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP